Form N-1A Cover	Jul. 01, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	HOTCHKIS & WILEY FUNDS /DE/
Entity Central Index Key	0001145022
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 20, 2026
Prospectus Date	Jul. 01, 2026